GENERAL AND ADMINISTRATIVE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Selling, general and administrative expense [abstract]
Expense on directors compensation related to deferred share units	$ 4,251	$ 731